Deconsolidation of 58 Home (Tables)	12 Months Ended
Dec. 31, 2018
Issuance Of Restricted Shares And Preference Shares By 58 Daojia [Abstract]
Schedule of Condensed Financial Information of 58 Home
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the periods in which it was accounted for by equity method.

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018
	RMB	RMB	RMB
Operating result data:
Total revenues	114,484	484,952	950,803
Gross profit	90,527	306,207	498,446
Loss from operations	(975,358)	(764,049)	(1,409,250)
Net loss	(1,015,209)	(769,839)	(1,423,428)

	As of December 31,
	2017	2018
	RMB	RMB
Balance sheets data:
Current assets	878,370	625,458
Non-current assets	1,276,431	1,279,304
Current liabilities	729,551	1,260,297
Non-current liabilities	31,899	193,534
Mezzanine equity	1,960,260	2,753,038
Total shareholders’ deficit	(566,909)	(2,302,107)